UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item	1	–	Reports to Stockholders

Dryden International Equity Fund

APRIL 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc.

Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.33%; Class B, 2.03%; Class C, 2.03%; Class F, 1.78%; Class L, 1.53%; Class M, 2.03%; Class X, 2.03%; Class Z, 1.03%. Net Operating Expenses apply to: Class A, 1.28%; Class B, 2.03%; Class C, 2.03%; Class F, 1.78%; Class L, 1.53%; Class M, 2.03%; Class X, 2.03%; Class Z, 1.03%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	14.34%	17.50%	111.41%	–0.85% (3/1/00)
Class B	13.92	16.61	103.71	–6.09 (3/1/00)
Class C	13.92	16.61	103.71	–6.09 (3/1/00)
Class F	N/A	N/A	N/A	8.53 (12/18/06)
Class L	N/A	N/A	N/A	7.85 (3/19/07)
Class M	N/A	N/A	N/A	7.65 (3/19/07)
Class X	N/A	N/A	N/A	7.65 (3/19/07)
Class Z	14.43	17.71	113.53	0.57 (3/1/00)
MSCI EAFE® ND Index[2]	15.46	19.81	115.88	**
Lipper International Multi-Cap Growth Funds Avg.[3]	14.93	16.32	103.33	***

Average Annual Total Returns[4] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A		12.17%	13.47%	–1.46% (3/1/00)
Class B		12.95	13.75	–1.42 (3/1/00)
Class C		16.95	13.87	–1.42 (3/1/00)
Class F		N/A	N/A	N/A (12/18/06)
Class L		N/A	N/A	N/A (3/19/07)
Class M		N/A	N/A	N/A (3/19/07)
Class X		N/A	N/A	N/A (3/19/07)
Class Z		19.04	15.00	–0.47 (3/1/00)
MSCI EAFE® ND Index[2]		20.20	15.68	**
Lipper International Multi-Cap Growth Funds Avg.[3]		17.96	14.62	***

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 3/1/2000; Class F, 12/18/2006; Class L, Class M, and Class X, 3/19/07. The Since Inception returns for the MSCI EAFE® ND Index and the Lipper International Multi-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE® ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

3The Lipper Average represents returns based on an average return of all funds in the Lipper International Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**MSCI EAFE® ND Index Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 53.14% for Class A, Class B, Class C, and Class Z. MSCI EAFE® ND Index Closest Month-End to Inception average annual total returns as of 3/31/2007 are 5.55% for Class A, Class B, Class C, and Class Z. Class F, Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/2007 are 20.49% for Class A, Class B, Class C, and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/2007 are 1.58% for Class A, Class B, Class C, and Class Z. Class F, Class L, Class M, and Class X shares are new share classes and no performance information is available for these new share classes.

Dryden International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/07
Toyota Motor Corp., Automobiles	1.7%
Total SA, Oil, Gas & Consumable Fuels	1.7
Royal Bank of Scotland Group PLC, Commercial Banks	1.3
UBS AG, Commercial Banks	1.3
Tesco PLC, Food & Staples Retailing	1.3

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/07
Commercial Banks	15.6%
Oil, Gas & Consumable Fuels	6.8
Insurance	5.8
Metals & Mining	5.1
Pharmaceuticals	5.0

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Dryden International Equity Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Equity Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,143.40	1.28%	$6.80
	Hypothetical	$1,000.00	$1,018.50	1.28%	$6.41

Class B	Actual	$1,000.00	$1,139.20	2.03%	$10.77
	Hypothetical	$1,000.00	$1,014.78	2.03%	$10.14

Class C	Actual	$1,000.00	$1,139.20	2.03%	$10.77
	Hypothetical	$1,000.00	$1,014.78	2.03%	$10.14

Class F	Actual**	$1,000.00	$1,085.30	1.78%	$6.81
	Hypothetical	$1,000.00	$1,016.02	1.78%	$8.90

Class L	Actual**	$1,000.00	$1,078.50	1.53%	$1.87
	Hypothetical	$1,000.00	$1,017.26	1.53%	$7.65

Class M	Actual**	$1,000.00	$1,076.50	2.03%	$2.48
	Hypothetical	$1,000.00	$1,014.78	2.03%	$10.14

Class X	Actual**	$1,000.00	$1,076.50	2.03%	$2.48
	Hypothetical	$1,000.00	$1,014.78	2.03%	$10.14

Class Z	Actual	$1,000.00	$1,144.30	1.03%	$5.48
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period), with the exception of

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the Class F “Actual” information, which reflects the 134-day period ended April 30, 2007 due to its inception date of December 18, 2006, and with the exception of the Class L, M, and X “Actual” information, which reflects the 43-day period ended April 30, 2007 due to its inception date of March 19, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class F shares commenced operations on December 18, 2006. Class L, M, and X shares commenced operations on March 19, 2007.

Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 97.6%

Australia 6.3%
82,554	APN News & Media, Ltd.	$411,327
216,390	Australia and New Zealand Banking Group, Ltd.	5,467,380
67,725	Babcock & Brown, Ltd.	1,652,611
60,983	BHP Billiton Ltd.	1,488,862
107,505	BlueScope Steel, Ltd.	1,067,413
210,553	Challenger Financial Services Group, Ltd.	920,865
26,953	Cochlear, Ltd.	1,411,675
123,776	Commonwealth Bank of Australia	5,397,389
94,157	CSL, Ltd.	6,782,304
187,514	Downer EDI, Ltd.	1,160,909
331,246	Goodman Fielder Ltd.	657,780
773,696	GPT Group	3,168,839
60,000	ING Industrial Fund	121,177
17,569	Leighton Holdings Ltd.	505,709
32,052	Lend Lease Corp., Ltd.	528,102
89,655	Macquarie Bank, Ltd.	6,424,468
1,541,922	Macquarie Infrastructure Group	4,832,244
367,474	Mirvac Group	1,595,572
54,996	National Australian Bank, Ltd.	1,953,589
31,513	Origin Energy, Ltd.	237,399
349,046	Pacific Brands, Ltd.	933,876
94,300	QBE Insurance Group, Ltd.	2,391,376
556,628	Quantas Airways, Ltd.	2,445,242
205,261	Santos, Ltd.	1,900,939
94,301	Stockland	671,463
260,361	Westpac Banking Corp.	5,812,825
343,183	Woolworths, Ltd.	8,037,805
127,166	WorleyParsons, Ltd.	2,888,093

		70,867,233

Austria 0.1%
9,112	Voestalpine AG	612,078

Belgium 2.0%
110,017	Belgacom SA	4,835,425
178,309	Dexia	5,815,824
70,744	Fortis	3,179,144
96,970	InBev NV	7,559,033
13,151	Mobistar SA	1,137,649

		22,527,075

See Notes to Financial Statements.

Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Denmark 0.7%
158,932	Danske Bank A/S	$7,421,835
11,400	Det Ostasiatiske Kompagni A/S (The East Asiatic Company, Ltd.)	593,703
5,675	Jyske Bank A/S(a)	455,628

		8,471,166

Finland 1.4%
120,250	Neste Oil Oyj	4,245,701
146,244	Nokia Oyj(a)	3,689,150
46,200	OKO Bank PLC	876,721
88,800	Outokumpu Oyj (Class A)	2,950,636
57,214	Rautaruukki Oyj	3,085,074
37,600	UPM-Kymmene Oyj	926,664

		15,773,946

France 10.3%
127,138	Air France-KLM	6,484,041
3,863	Alstom(a)	574,380
148,946	AXA SA	6,838,650
88,534	BNP Paribas	10,270,872
34,681	Business Objects SA(a)	1,298,053
12,802	Capgemini SA	968,319
4,623	Casino Guichard Perrachon SA	496,636
3,169	CNP Assurances	403,979
10,423	Compagnie de Saint-Gobain	1,112,964
35,117	Compagnie Generale des Etablissements Michelin (Class B)	4,474,224
49,313	Credit Agricole SA	2,076,534
335,724	France Telecom SA	9,817,303
96,729	Gaz de France SA	4,539,118
7,223	Groupe Danone	1,187,603
47,499	Lafarge SA	7,711,325
14,914	Peugeot SA	1,210,071
141,911	Sanofi-Aventis	12,990,082
24,174	Schneider Electric SA	3,409,528
47,114	Societe Generale	9,984,575
62,762	Thomson	1,209,447
252,280	Total SA	18,597,601
4,710	Vallourec	1,282,763
224,101	Vivendi	9,244,004

		116,182,072

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Germany 7.6%
60,435	Allianz SE	$13,756,407
56,948	Altana AG	4,231,130
86,594	BASF AG	10,335,173
17,336	Commerzbank AG	865,073
4,127	DaimlerChrysler AG	333,692
81,379	Deutsche Bank AG	12,493,806
5,195	Deutsche Boerse AG	1,217,888
13,318	Deutsche Lufthansa AG	397,360
61,236	E.ON AG	9,202,057
5,613	Fresenius Medical Care AG	840,913
4,876	Hypo Real Estate Holding AG	325,083
4,404	MAN AG	586,618
30,050	Muenchener Rueckversicherungs-Gesellschaft AG	5,330,167
36,551	RWE AG	3,863,006
18,218	Salzgitter AG	2,994,585
63,955	Siemens AG	7,719,959
86,459	Suedzucker AG	1,772,153
137,890	ThyssenKrupp AG	7,364,558
9,078	Volkswagen AG	1,370,656
11,310	Wincor Nixdorf AG	1,098,155

		86,098,439

Greece 0.4%
12,430	Coca-Cola Hellenic Bottling Co. SA	538,912
16,280	Cosmote Mobile Telecommunications SA	511,656
65,823	National Bank of Greece SA	3,687,076
6,175	Titan Cement Co. SA	351,499

		5,089,143

Hong Kong 0.9%
160,900	Cheung Kong Holdings, Ltd.	2,084,494
76,000	Cheung Kong Infrastructure Holdings Ltd.	271,736
59,000	CLP Holdings, Ltd.	430,952
256,200	Esprit Holdings, Ltd.	3,105,086
206,652	Hong Kong Exchanges and Clearing, Ltd.	1,968,697
78,000	Hopewell Holdings	343,211
28,500	Swire Pacific, Ltd. (Class A)	325,441
563,000	Wharf Holdings, Ltd.	2,072,374

		10,601,991

See Notes to Financial Statements.

Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Ireland 0.6%
47,743	Allied Irish Banks PLC	$1,445,916
129,884	Anglo Irish Bank Corp. PLC	2,919,366
87,982	Bank of Ireland	1,888,302
6,378	CRH PLC	279,543
3,409	Irish Life & Permanent PLC	90,251

		6,623,378

Italy 3.1%
43,110	Banche Popolari Unite SCPA	1,304,464
68,072	Banco Popolare di Verona e Novara Scrl	2,272,673
224,053	Enel SpA	2,546,239
276,435	ENI SpA	9,167,617
57,515	Fiat SpA(a)	1,689,666
20,903	Fondiaria-SAI SpA	1,107,056
20,175	Italcementi SpA	644,545
14,297	Luxottica Group SpA	496,269
1,552,967	Telecom Italia SpA	3,793,843
1,192,076	UniCredito Italiano SpA	12,247,764

		35,270,136

Japan 21.0%
63,300	Aisin Seiki Co., Ltd.	2,081,345
233,000	Amada Co., Ltd.	2,601,764
19,400	Aoyama Trading Co., Ltd.	593,190
154,000	Asahi Kasei Corp.	1,088,985
29,000	Bridgestone Corp.	588,124
96,594	Canon, Inc.	5,419,342
47,000	Chiyoda Corp.	1,078,339
20,400	Coca-Cola West Japan Co., Ltd.	444,901
26,000	COMSYS Holdings Corp.	290,339
39,000	Daicel Chemical Industries, Ltd.	262,700
170,000	Dainippon Ink & Chemicals, Inc.	637,349
145,286	Denki Kagaku Kogyo K K	632,679
188,800	Denso Corp.	6,675,339
12,600	Elpida Memory, Inc.(a)	530,868
24,200	Fanuc Ltd.	2,369,844
65,800	FUJIFILM Holdings Corp.	2,710,462
70,000	Fukuoka Financial Group, Inc.(a)	533,121
71,900	Hitachi Construction Machinery Co., Ltd.	2,243,887
94,753	Hokkaido Electric Power Co., Inc.	2,402,713
269,374	Honda Motor Co., Ltd.	9,251,969

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

7,900	Ibiden Co., Ltd.	$449,047
504,000	Itochu Corp.	4,962,295
49,600	JFE Holdings, Inc.	2,726,409
94,000	Joyo Bank, Ltd. (The)	576,302
88,500	JS Group Corp.	1,998,535
106,000	Kamigumi Co., Ltd.	928,957
254,000	Kawasaki Heavy Industries, Ltd.	1,011,129
326,000	Kawasaki Kisen Kaisha, Ltd.	3,540,624
8,290	Keyence Corp.	1,842,780
287,000	Komatsu, Ltd.	6,791,473
40,000	Komori Co.	923,827
83,000	Konica Minolta Holdings, Inc.	1,135,679
43,000	Kubota Corp.	406,395
18,100	Kyocera Corp.	1,759,127
57,000	Kyowa Hakko Kogyo Co., Ltd.	532,325
46,000	Kyushu Electric Power Co., Inc.	1,295,748
80,700	Makita Corp.	3,070,523
663,222	Marubeni Corp.	3,982,406
335,843	Mitsubishi Chemical Holdings Corp.	2,702,500
230,000	Mitsubishi Electric Corp.	2,229,501
240,000	Mitsubishi Gas Chemical Co., Inc.	2,072,226
382,000	Mitsubishi Heavy Industries, Ltd.	2,351,209
200	Mitsubishi UFJ Financial Group, Inc.	2,080,419
397,000	Mitsui & Co., Ltd.	7,138,710
202,000	Mitsui Chemicals, Inc.	1,676,344
589,000	Mitsui O.S.K. Lines, Ltd.	7,422,855
554,000	Mitsui Trust Holdings, Inc.	5,005,088
23,000	NGK SPARK PLUG Co., Ltd.	405,605
116,000	Nikon Corp.	2,661,310
14,800	Nintendo Co., Ltd.	4,623,119
137,000	Nippon Express Co., Ltd.	848,078
564,000	Nippon Oil Corp.	4,331,054
73,000	Nippon Shokubai Co., Ltd.	744,386
32,000	Nippon Steel Corp.	206,452
806	Nippon Telegraph and Telephone Corp.	4,001,811
130,000	Nippon Yusen Kabushiki Kaisha	1,118,008
27,849	Nishimatsuya Chain Co., Ltd.	500,936
157,100	Nissan Motor Co., Ltd.	1,580,178
90,000	Nisshin Steel Co., Ltd.	363,141
19,500	Nomura Holdings, Inc.	372,668
183,753	NSK, Ltd.	1,778,259
644	NTT Data Corp.	3,158,876
312,000	Obayashi Corp.	1,966,357

See Notes to Financial Statements.

Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

7,000	Olympus Corp.	$244,845
27,100	ORIX Corp.	7,225,910
227,000	Ricoh Co., Ltd.	4,982,249
50,000	Sanwa Shutter Corp.	308,198
8	Sapporo Hokuyo Holdings, Inc.	77,297
39,400	Shin-Etsu Chemical Co., Ltd.	2,543,000
185,000	Shinsei Bank, Ltd.	797,732
90,500	Sony Corp.	4,812,532
70,300	Stanley Electric Co., Ltd.	1,396,426
143,800	Sumco Corp.	6,248,744
209,500	Sumitomo Corp.	3,588,139
58,000	Sumitomo Heavy Industries, Ltd.	597,033
974,000	Sumitomo Metal Industries, Ltd.	4,945,408
151,000	Sumitomo Metal Mining Co., Ltd.	2,805,158
37,000	Sumitomo Realty & Development Co., Ltd.	1,365,709
254,000	Suruga Bank, Ltd.	3,070,724
376,000	Taiheiyo Cement Corp.	1,610,893
22,100	Takeda Chemical Industries, Ltd.	1,432,687
100,641	Tanabe Seiyaku Co., Ltd.	1,302,185
60,700	TDK Corp.	5,234,822
14,700	THK Co., Ltd.	358,215
19,100	Tokai Rika Co., Ltd.	438,803
150,900	Tokyo Electric Power Co., Inc. (The)	5,015,275
57,900	Tokyo Electron, Ltd.	4,015,399
333,000	Tokyo Tatemono Co., Ltd.	4,654,256
123,000	Tosoh Corp.	562,419
318,234	Toyota Motor Corp.	19,329,211
3,830	USS Co., Ltd.	241,632
77,100	Yamaha Corp.	1,782,854
83,200	Yamaha Motor Co., Ltd.	2,197,865
160,000	Yaskawa Electric Corp.	1,828,484

		236,724,035

Luxembourg 0.1%
55,800	Acergy SA(a)	1,193,433

Netherlands 3.8%
385,401	Aegon NV	7,954,362
37,276	Arcelor Mittal	1,992,440
39,928	ASML Holding NV(a)	1,084,672
70,336	European Aeronautic Defence and Space Co.	2,251,234
19,684	Fugro NV	1,067,036
262,215	ING Groep NV	11,943,579

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

44,773	Koninklijke DSM NV	$2,135,817
23,399	Koninklijke Philips Electronics NV	960,907
29,157	Randstad Holdings NV	2,279,428
61,114	Royal Numico NV	3,367,750
262,137	Unilever NV	7,999,639

		43,036,864

New Zealand 0.4%
1,164,201	Telecom Corp. of New Zealand, Ltd.	4,151,427

Norway 1.3%
318,609	DnB NOR ASA	4,545,602
30,065	Norsk Hydro ASA	1,036,289
454,130	Orkla ASA	7,239,469
46,430	TGS Nopec Geophysical Co. ASA(a)	1,061,880
28,700	Yara International ASA	837,021

		14,720,261

Portugal 1.1%
169,786	Banco BPI SA	1,457,002
530,438	Banco Comercial Portugues SA	2,226,243
84,059	Banco Espirito Santo SA	1,686,227
56,326	Cimpor Cimentos de Portugal SGPS SA	514,319
1,103,821	Energias de Portugal SA	6,040,369

		11,924,160

Singapore 0.4%
54,000	City Developments, Ltd.	565,440
72,000	DBS Group Holdings, Ltd.	998,955
1,000	Haw Par Corp., Ltd.	5,105
44,000	Jardine Cycle & Carriage, Ltd.	381,719
60,000	Singapore Airlines, Ltd.	714,355
423,000	Singapore Telecommunications, Ltd.	918,514
47,000	Venture Corp., Ltd.	481,298

		4,065,386

Spain 4.3%
12,832	Acciona SA	2,862,434
51,629	Acerinox SA	1,218,930
48,250	ACS Actividades Cons y Serv	2,990,809
212,046	Banco Bilbao Vizcaya Argentaria SA	5,070,118
115,450	Banco Popular Espanol SA	2,286,747
758,602	Banco Santander Central Hispano SA	13,654,607

See Notes to Financial Statements.

Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

83,746	Ebro Puleva SA	$1,938,874
81,516	Endesa SA	4,453,290
4,051	Fomento de Construcciones y Contratas SA	376,682
34,782	Gas Natural SDG SA	1,749,835
6,117	Iberdrola SA	302,965
204,404	Iberia Lineas Aereas de Espana	1,051,080
66,566	Industria de Diseno Textil SA (Inditex)	4,095,069
102,815	Repsol YPF SA	3,387,301
12,365	Sacyr Vallehermoso SA	645,735
47,028	Telefonica SA	1,056,316
23,089	Union Fenosa SA	1,261,608

		48,402,400

Sweden 2.4%
9,100	Alfa Laval AB	553,139
6,450	Axfood AB	260,917
50,200	Hennes & Mauritz AB (Class B)	3,318,595
71,458	Sandvik AB	1,362,930
129,187	Skandinaviska Enskilda Banken AB (Class A)	4,731,177
76,900	Svenska Cellulosa AB (Class B)	3,955,031
144,500	Svenska Handelsbanken AB (Class A)	4,405,301
120,300	Swedish Match AB	2,220,719
1,325,000	Telefonaktiebolaget LM Ericsson (Class B)	5,062,970
63,175	TeliaSonera AB	511,295
32,100	Volvo AB (Class B)	630,018

		27,012,092

Switzerland 7.6%
309,630	ABB, Ltd.	6,187,249
7,223	Ciba Specialty Chemicals AG	477,219
123,227	Credit Suisse Group	9,671,198
614	Geberit AG	1,090,416
41,384	Holcim, Ltd.	4,433,068
4,096	Kuehne & Nagel International AG	374,094
18,532	Nestle SA	7,336,233
3,459	Nobel Biocare Holding AG(a)	1,245,380
89,693	Novartis AG	5,210,780
7,464	Phonak Holding AG	660,288
1,786	Rieter Holding AG	987,256
55,843	Roche Holding AG	10,515,635
27,002	Swatch Group AG	1,569,938
80,229	Swiss Reinsurance Co.	7,541,523
16,771	Swisscom AG	5,922,444

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

229,507	UBS AG	$14,915,411
23,862	Zurich Financial Services AG	6,924,048

		85,062,180

United Kingdom 21.8%
34,422	3i Group PLC	790,715
169,300	Anglo American PLC	8,915,409
220,596	AstraZeneca PLC	11,997,365
241,882	Aviva PLC	3,794,846
57,127	Balfour Beatty PLC	528,394
263,907	Barclays PLC	3,809,949
149,760	Barratt Developments PLC	3,224,042
62,455	Bellway PLC	1,880,671
286,991	BG Group PLC	4,135,535
181,114	BHP Billiton PLC	4,046,863
38,712	Bovis Homes Group PLC	867,373
844,273	BP PLC	9,471,572
80,074	British Airways PLC(a)	805,534
52,041	British Land Co. PLC	1,520,070
976,855	BT Group PLC	6,144,761
208,300	Capita Group PLC	2,926,325
92,857	Carnival PLC	4,676,509
62,964	Carphone Warehouse Group PLC	377,197
570,615	Centrica PLC	4,396,913
82,497	Charter PLC(a)	1,685,002
29,049	Close Brothers Group PLC	562,681
52,594	Daily Mail & General Trust	876,011
26,372	Enterprise Inns PLC	335,925
71,958	Firstgroup PLC	944,821
229,247	George Wimpey PLC	2,655,734
293,732	GlaxoSmithKline PLC	8,472,188
11,988	GUS PLC	135,442
72,786	Hays PLC	245,911
479,577	HBOS PLC	10,291,538
1	Henderson Group PLC	3
364,398	Home Retail Group	3,307,743
481,564	HSBC Holdings PLC	8,885,360
64,341	Imperial Tobacco Group PLC	2,804,442
19,363	Inchcape PLC	218,078
67,772	International Power PLC	592,574
80,579	J Sainsbury PLC	918,159
47,484	Kelda Group PLC	878,579
620,802	Kingfisher PLC	3,361,501

See Notes to Financial Statements.

Dryden International Equity Fund	17

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

36,608	Land Securities Group PLC	$1,425,156
816,244	Legal & General Group PLC	2,503,196
280,194	Lloyds TSB Group PLC	3,235,492
125,445	Man Group PLC	1,404,599
40,829	Marks & Spencer Group PLC	602,256
122,879	Michael Page International PLC	1,406,583
171,034	National Grid PLC	2,685,454
34,692	Next PLC	1,618,161
19,232	Northern Rock PLC	411,250
575,273	Old Mutual PLC	2,041,638
30,561	Persimmon PLC	817,262
197,843	Reckitt Benckiser PLC	10,823,286
20,095	Reed Elsevier PLC	254,462
76,463	Resolution PLC	984,280
135,717	Rio Tinto PLC	8,246,833
519,200	Rolls-Royce Group PLC	4,945,881
1,240,418	Royal & Sun Alliance Insurance Group PLC	4,090,361
393,030	Royal Bank of Scotland Group PLC	15,048,632
357,344	Royal Dutch Shell PLC	12,412,330
210,499	Royal Dutch Shell PLC (Class B)	7,412,775
237,677	SABMiller PLC	5,618,250
69,362	Scottish & Newcastle PLC	851,167
84,633	Stagecoach Group PLC	312,506
46,213	Tate & Lyle PLC	573,042
86,432	Taylor Woodrow PLC	832,768
1,536,496	Tesco PLC	14,129,201
4,775	Trinity Mirror PLC	50,828
37,878	Unilever PLC	1,185,082
45,852	United Utilities PLC	683,459
4,394,723	Vodafone Group PLC	12,502,798
10,518	William Hill PLC	125,223
190,981	WPP Group PLC	2,827,679
36,959	Xstrata PLC	1,923,231

		245,466,856

	Total common stocks (cost $895,390,185)	1,099,875,751

PREFERRED STOCK 0.6%

Germany
	Porsche AG
3,848	(cost $5,378,663)	6,445,286

See Notes to Financial Statements.

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Units	Description	Value (Note 1)

RIGHTS(a)

Sweden
	Volvo AB (Class B)
6,420	(cost $0)	$23,955

	Total long-term investments (cost $900,768,848)	1,106,344,992

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.3%
U.S. Government Securities 0.3%

United States
	United States Treasury Bills, 4.91%, 6/14/2007(b)(c)
$ 2,550	(cost $2,534,778)	2,535,345

Shares

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
365,846	(cost $365,846) (Note 3)(d)	365,846

	Total short-term investments (cost $2,900,624)	2,901,191

	Total Investments(f) 98.5% (cost $903,669,472; Note 5)	1,109,246,183
	Other assets in excess of liabilities(e) 1.5%	17,001,467

	Net Assets 100.0%	$1,126,247,650

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Dryden International Equity Fund	19

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

(e)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2007:

Number of Contracts	Type	Expiration Date	Value at April 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
17	Hang Seng Stock Index	May-07	$2,183,569	$2,214,282	$(30,713)
129	Nikkei 225 Index	Jun-07	11,168,175	10,935,677	232,498
30	DJ Euro Stoxx 50 Index	Jun-07	1,777,180	1,775,803	1,377
24	Share Price Index 200	Jun-07	3,076,693	2,950,352	126,341
44	FTSE 100 Index	Jun-07	5,690,490	5,615,459	75,031

					$404,534

(f)	As of April 30, 2007, 346 securities representing $1,041,382,837 and 93.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2007 was as follows:

Commercial Banks	15.6%
Oil, Gas & Consumable Fuels	6.8
Insurance	5.8
Metals & Mining	5.1
Pharmaceuticals	5.0
Capital Markets	4.1
Automobiles	3.9
Diversified Telecommunication Services	3.7
Electric Utilities	2.9
Chemicals	2.4
Food Products	2.4
Machinery	2.4
Food & Staples Retailing	2.1
Diversified Financial Services	1.9
Household Durables	1.8
Trading Companies & Distributors	1.7
Auto Components	1.5
Construction Materials	1.4
Specialty Retail	1.4
Beverages	1.3
Industrial Conglomerates	1.3
Wireless Telecommunication Services	1.3
Media	1.2
Airlines	1.1

See Notes to Financial Statements.

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Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d

Electrical Equipment	1.1%
Marine	1.1
Multi-Utilities	1.1
Semiconductors & Semiconductor Equipment	1.1
Construction & Engineering	1.0
Electronic Equipment & Instruments	1.0
Household Products	1.0
Office Electronics	1.0
Real Estate Management & Development	1.0
Communications Equipment	0.8
Real Estate Investment Trusts	0.8
Aerospace & Defense	0.6
Biotechnology	0.6
Commercial Services & Supplies	0.6
Consumer Finance	0.6
Energy Equipment & Services	0.6
Gas Utilities	0.6
Leisure Equipment & Products	0.6
Hotels Restaurants & Leisure	0.5
Software	0.5
Transportation Infrastructure	0.5
Building Products	0.4
IT Services	0.4
Paper & Forest Products	0.4
Tobacco	0.4
Health Care Equipment & Supplies	0.3
Internet & Catalog Retail	0.3
U.S. Government Security	0.3
Multiline Retail	0.2
Road & Rail	0.2
Textiles, Apparel & Luxury Goods	0.2
Computers & Peripherals	0.1
Distributors	0.1
Health Care Providers & Services	0.1
Independent Power Producers & Energy Traders	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1

98.5
Other assets in excess of liabilities	1.5

100.0%

See Notes to Financial Statements.

Dryden International Equity Fund	21

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $903,303,626)	$1,108,880,337
Affiliated investments (cost $365,846)	365,846
Foreign currency, at value (cost $15,235,029)	15,192,737
Dividends receivable	4,469,893
Foreign tax reclaim receivable	1,150,466
Receivable for Series shares sold	776,984
Prepaid expenses	11,268

Total assets	1,130,847,531

Liabilities
Payable for Series shares reacquired	1,964,917
Loan payable	877,000
Management fee payable	712,611
Distribution fee payable	324,858
Transfer agent fee payable	243,595
Payable to custodian	194,895
Due to broker-variation margin	141,200
Accrued expenses	125,016
Deferred directors’ fees	12,650
Loan interest payable	3,139

Total liabilities	4,599,881

Net Assets	$1,126,247,650

Net assets were comprised of:
Common stock, at par	$1,177,515
Paid-in capital in excess of par	932,374,416

933,551,931
Undistributed net investment income	4,581,961
Accumulated net realized loss on investments and foreign currency transactions	(17,918,696)
Net unrealized appreciation on investments and foreign currencies	206,032,454

Net assets, April 30, 2007	$1,126,247,650

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($510,477,015 ÷ 53,073,739 shares of common stock issued and outstanding)	$9.62
Maximum sales charge (5.50% of offering price)	.56

Maximum offering price to public	$10.18

Class B
Net asset value, offering price and redemption price per share ($38,889,201 ÷ 4,186,699 shares of common stock issued and outstanding)	$9.29

Class C
Net asset value, offering price and redemption price per share ($73,596,280 ÷ 7,925,845 shares of common stock issued and outstanding)	$9.29

Class F
Net asset value, offering price and redemption price per share ($34,436,878 ÷ 3,705,633 shares of common stock issued and outstanding)	$9.29

Class L
Net asset value, offering price and redemption price per share ($36,907,600 ÷ 3,838,476 shares of common stock issued and outstanding)	$9.62
Maximum sales charge (5.75% of offering price)	.59

Maximum offering price to public	$10.21

Class M
Net asset value, offering price and redemption price per share ($84,419,679 ÷ 9,089,503 shares of common stock issued and outstanding)	$9.29

Class X
Net asset value, offering price and redemption price per share ($26,263,414 ÷ 2,827,786 shares of common stock issued and outstanding)	$9.29

Class Z
Net asset value, offering price and redemption price per share ($321,257,583 ÷ 33,103,776 shares of common stock issued and outstanding)	$9.70

See Notes to Financial Statements.

Dryden International Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $1,032,589)	$11,249,244
Affiliated income from securities loaned, net	45,964
Interest	36,817
Affiliated dividend income	24,185

Total income	11,356,210

Expenses
Management fee	3,037,004
Distribution fee—Class A	435,091
Distribution fee—Class B	221,360
Distribution fee—Class C	174,193
Distribution fee—Class F	101,277
Distribution fee—Class L	22,747
Distribution fee—Class M	106,230
Distribution fee—Class X	32,415
Transfer agent’s fees and expenses (including affiliated expense of $476,000)	564,000
Custodian’s fees and expenses	132,000
Reports to shareholders	113,000
Legal fees and expenses	47,000
Loan interest expense (Note 7)	28,722
Registration fees	22,000
Audit fee	19,000
Directors’ fees	8,000
Insurance	5,000
Miscellaneous	1,839

Total expenses	5,070,878

Net investment income	6,285,332

Realized And Unrealized Gain (Loss) On Investments, Futures And Foreign Currency Transactions
Net realized gain on:
Investment transactions	131,026,291
Foreign currency transactions	202,116
Financial futures transactions	1,360,505

132,588,912

Net change in unrealized appreciation (depreciation) on:
Investments	(31,323,359)
Foreign currencies	(197,104)
Financial futures contracts	45,939

(31,474,524)

Net gain on investments and foreign currency transactions	101,114,388

Net Increase In Net Assets Resulting From Operations	$107,399,720

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,285,332	$4,095,439
Net realized gain on investments and foreign currency transactions	132,588,912	19,004,077
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(31,474,524)	48,931,280

Net increase in net assets resulting from operations	107,399,720	72,030,796

Dividends from net investment income (Note 1)
Class A	(1,073,236)	(223,315)
Class B	(374,594)	—
Class C	(114,787)	—
Class Z	(4,300,460)	(1,403,752)

	(5,863,077)	(1,627,067)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	101,100,719	103,089,748
Net asset value of shares issued in connection with merger (Note 8)	638,140,587	—
Net asset value of shares issued in reinvestment of dividends	5,775,611	1,617,011
Cost of shares reacquired	(91,155,454)	(78,038,521)

Net increase in net assets from Series share transactions	653,861,463	26,668,238

Total increase	755,398,106	97,071,967

Net Assets
Beginning of period	370,849,544	273,777,577

End of period(a)	$1,126,247,650	$370,849,544

(a) Includes undistributed net investment income of:	$4,581,961	$4,159,706

See Notes to Financial Statements.

Dryden International Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Dryden International Equity Fund (the “Series”), Strategic Partners International Value Fund and Jennison Global Growth Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2007, 346 securities representing $1,041,382,837 and 93.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities that mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes

Dryden International Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying

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security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory

Dryden International Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. PI contractually agreed to subsidize and or cap the annual operating expenses so that annual operation expenses (exclusive of distribution and service (12b-1) fees) do not exceed 1.25% of the Series net assets. The effective management fee was .79% for the six months ended April 30, 2007.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C, Class F, Class L, Class M, Class X, and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class F, Class L, Class M and Class X, shares, pursuant to a plan of distribution, (the “Class A, B, C, F, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B, C, F, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1%, .50 of 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively. For the six months ended April 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that they received approximately $237,800 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2007 it received approximately $16,000 and 1,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

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PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2007, the Series incurred approximately $142,800 in total networking fees, of which approximately $83,800 was paid to First Clearing. These amounts are included in transfer agents’s fees and expenses on the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2007 aggregated $633,233,572 and $619,431,704, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2007 was as follows:

Tax Basis	Appreciation	Depreciation	Total Unrealized Appreciation
$904,611,715	$208,156,057	$3,521,589	$204,634,468

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market to market of open passive foreign investment companies.

Dryden International Equity Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2006, of approximately $150,193,000 of which $89,590,000 expires in 2009, $49,177,000 expires in 2010 and $11,426,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date. In addition, the Fund utilized approximately $17,798,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2006.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class F, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and F shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion authorized shares of $.01 par value common stock divided as follows:

Share Class	Authorized share capital of each share class
A and Z	225,000,000
B and C	150,000,000
X	100,000,000
F,L and M	50,000,000

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Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	3,272,874	$29,722,412
Shares issued in connection with the merger	43,788,390	387,365,365
Shares issued in reinvestment of dividends	116,682	1,026,803
Shares reacquired	(3,608,186)	(32,800,493)

Net increase (decrease) in shares outstanding before conversion	43,569,760	385,314,087
Shares issued upon conversion from Class B	1,643,439	14,815,341

Net increase (decrease) in shares outstanding	45,213,199	$400,129,428

Year ended October 31, 2006:
Shares sold	3,802,085	$29,816,540
Shares issued in reinvestment of dividends	30,143	213,410
Shares reacquired	(1,759,296)	(13,709,402)

Net increase (decrease) in shares outstanding before conversion	2,072,932	16,320,548
Shares issued upon conversion from Class B	181,369	1,385,391

Net increase (decrease) in shares outstanding	2,254,301	$17,705,939

Class B
Six months ended April 30, 2007:
Shares sold	510,249	$4,448,176
Shares issued in connection with the merger	479,552	4,137,461
Shares issued in reinvestment of dividends	40,426	344,432
Shares reacquired	(779,224)	(6,733,405)

Net increase (decrease) in shares outstanding before conversion	251,003	2,196,664
Shares reacquired upon conversion into Class A	(1,702,122)	(14,815,341)

Net increase (decrease) in shares outstanding	(1,451,119)	$(12,618,677)

Year ended October 31, 2006:
Shares sold	770,278	$5,842,750
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(1,449,171)	(10,830,803)

Net increase (decrease) in shares outstanding before conversion	(678,893)	(4,988,053)
Shares reacquired upon conversion into Class A	(187,762)	(1,385,391)

Net increase (decrease) in shares outstanding	(866,655)	$(6,373,444)

Class C
Six months ended April 30, 2007:
Shares sold	368,869	$3,205,026
Shares issued in connection with the merger	6,424,357	55,305,505
Shares issued in reinvestment of dividends	12,234	104,237
Shares reacquired	(562,324)	(4,969,835)

Net increase (decrease) in shares outstanding	6,243,136	$53,644,933

Year ended October 31, 2006:
Shares sold	441,017	$3,332,860
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(696,970)	(5,231,728)

Net increase (decrease) in shares outstanding	(255,953)	$(1,898,868)

Dryden International Equity Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

Class F	Shares	Amount
December 18, 2006* through April 30, 2007:
Shares sold	1,910	$42,147
Shares issued in connection with the merger	4,458,745	38,141,130
Shares reacquired	(755,022)	(6,600,765)

Net increase (decrease) in shares outstanding	3,705,633	$31,582,512

Class L
March 19, 2007* through April 30, 2007:
Shares sold	3,848	$25,115
Shares issued in connection with the merger	4,065,903	36,281,032
Shares reacquired	(231,275)	(2,158,869)

Net increase (decrease) in shares outstanding	3,838,476	$34,147,278

Class M
March 19, 2007* through April 30, 2007:
Shares sold	7,039	$116,388
Shares issued in connection with the merger	9,740,447	84,013,342
Shares reacquired	(657,983)	(6,026,452)

Net increase (decrease) in shares outstanding	9,089,503	$78,103,278

Class X
March 19, 2007* through April 30, 2007:
Shares sold	2,730	$33,956
Shares issued in connection with the merger	2,941,125	25,373,808
Shares reacquired	(116,069)	(1,062,924)

Net increase (decrease) in shares outstanding	2,827,786	$24,344,840

Class Z
Six months ended April 30, 2007:
Shares sold	6,922,873	$63,507,499
Shares issued in connection with the merger	844,417	7,522,944
Shares issued in reinvestment of dividends	484,796	4,300,139
Shares reacquired	(3,401,449)	(30,802,711)

Net increase (decrease) in shares outstanding	4,850,637	$44,527,871

Year ended October 31, 2006:
Shares sold	8,110,954	$64,097,598
Shares issued in reinvestment of dividends	196,583	1,403,601
Shares reacquired	(6,119,945)	(48,266,588)

Net increase (decrease) in shares outstanding	2,187,592	$17,234,611

*	Inception date.

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Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during the six months ended April 30, 2007. The average balance is for the number of days the Fund had an outstanding balance.

Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Outstanding Borrowings at April 30, 2007
$ 2,193,734	104	5.74%	$877,000

Note 8. Reorganization

On December 15, 2006, Dryden International Equity Fund acquired all of the net assets of the Jennison Global Growth Fund, Inc., pursuant to a plan of reorganization approved by the Jennison Global Growth Fund, Inc. shareholders on December 11, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class C, Class F and Class Z shares for the corresponding classes of Jennison Global Growth Fund, Inc. During the acquisition the Series renamed Class B shares of Jennison Global Growth and issued Class F shares of Dryden International Equity Fund.

On March 16, 2007, Dryden International Equity Fund acquired all of the net assets of the Strategic Partners International Growth Fund pursuant to a plan of reorganization approved by the Strategic Partners International Growth Fund shareholders on December 29, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares for the corresponding classes of Strategic Partners International Growth Fund.

Dryden International Equity Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Merged Funds		Acquiring Fund
Jennison Global Growth Fund		Dryden International Equity Fund
Class	Shares	Class	Shares	Value
A	17,883,946	A	39,754,913	$351,369,984
B	2,162,099	F	4,458,745	38,141,130
C	713,686	C	1,455,002	12,450,845
Z	377,958	Z	844,417	7,522,944

SP International Growth Fund		Dryden International Equity Fund
Class	Shares	Class	Shares	Value
A	2,035,463	A	4,033,477	$35,995,381
B	243,730	B	479,552	4,137,461
C	2,517,110	C	4,969,355	42,854,660
L	2,062,990	L	4,065,903	36,281,032
M	4,948,802	M	9,740,447	84,013,342
X	1,493,777	X	2,941,125	25,373,808

The aggregate net assets and unrealized appreciation/(depreciation) of the Merged funds immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Jennison Global Growth Fund	$409,484,903	$107,261,144
SP International Growth Fund	228,655,684	56,252,453

The Fund acquired capital loss carryforward from the merger with Jennison Global Growth Fund and SP International Growth Fund in the amounts of $50,010,130 and $93,730,145, respectively. The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended. Due to these limitations, the Fund expects to utilize no greater than approximately $48,000,000 and $56,400,000 of the acquired capital loss carryforward from Jennison Global Growth Fund and SP International Growth Fund, respectively.

Note 9. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured,

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presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden International Equity Fund	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.54

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14

Total from investment operations	1.21

Less Dividends:
Dividends from net investment income	(.13)

Net asset value, end of period	$9.62

Total Return(a):	14.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$510,477
Average net assets (000)	$350,957
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.28	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income (loss)	1.71	%(c)
For Class A, B, C, F, L, M, X and Z shares:
Portfolio turnover rate	82	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.68% 1.43% and 1.02%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2006	2005		2004	2003	2002

$6.84	$5.75		$4.84	$3.74	$4.37

.08	.06		.03	(.02)	(.02)
1.66	1.09		.88	1.12	(.61)

1.74	1.15		.91	1.10	(.63)

(.04)	(.06)		—	—	—

$8.54	$6.84		$5.75	$4.84	$3.74

25.55%	20.13%		18.80%	29.41%	(14.42)%

$67,123	$38,323		$22,103	$20,050	$19,414
$52,174	$30,177		$20,760	$18,650	$25,360

1.40%	1.57	%(e)	2.02%	2.13%	1.88%
1.15%	1.32	%(e)	1.77%	1.88%	1.63%
1.23%	1.13	%(e)	.64%	(.36)%	(.56)%

60%	41%		100%	157%	108%

See Notes to Financial Statements.

Dryden International Equity Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.22

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12

Total from investment operations	1.14

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$9.29

Total Return(a):	13.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,889
Average net assets (000)	$44,639
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(b)
Net investment income (loss)	.41	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2006	2005		2004	2003	2002

$6.59	$5.55		$4.71	$3.66	$4.32

.04	.02		(.01)	(.05)	(.07)
1.59	1.04		.85	1.10	(.59)

1.63	1.06		.84	1.05	(.66)

—	(.02)		—	—	—

$8.22	$6.59		$5.55	$4.71	$3.66

24.73%	19.08%		17.83%	28.34%	(15.05)%

$46,330	$42,878		$42,252	$40,587	$37,059
$45,041	$44,159		$42,334	$35,399	$49,086

2.15%	2.32	%(c)	2.77%	2.88%	2.63%
1.15%	1.32	%(c)	1.77%	1.88%	1.63%
.46%	.37	%(c)	(.11)%	(1.14)%	(1.30)%

See Notes to Financial Statements.

Dryden International Equity Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.22

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10

Total from investment operations	1.14

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$9.29

Total Return(a):	13.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$73,596
Average net assets (000)	$35,127
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(b)
Net investment income (loss)	1.45	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2006	2005		2004	2003	2002

$6.59	$5.55		$4.71	$3.66	$4.32

.04	.02		(.01)	(.05)	(.08)
1.59	1.04		.85	1.10	(.58)

1.63	1.06		.84	1.05	(.66)

—	(.02)		—	—	—

$8.22	$6.59		$5.55	$4.71	$3.66

24.73%	19.08%		17.83%	28.34%	(15.05)%

$13,825	$12,779		$13,669	$14,006	$13,906
$13,478	$13,700		$13,956	$12,640	$19,770

2.15%	2.32	%(c)	2.77%	2.88%	2.63%
1.15%	1.32	%(c)	1.77%	1.88%	1.63%
.47%	.37	%(c)	(.12)%	(1.14)%	(1.33)%

See Notes to Financial Statements.

Dryden International Equity Fund	43

Financial Highlights

Cont’d

	Class F
	December 18, 2006(a) Through April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.56

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investment and foreign currency transactions	.69

Total from investment operations	.73

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$9.29

Total Return(b):	8.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,437
Average net assets (000)	$35,977
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	1.05	%(c)

(a)	Inception date of Class F shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

	Class L
	March 19, 2007(a) Through April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.92

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain on investment and foreign currency transactions	.66

Total from investment operations	.70

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$9.62

Total Return(b):	7.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,908
Average net assets (000)	$36,901
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	3.52	%(c)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Dryden International Equity Fund	45

Financial Highlights

Cont’d

	Class M
	March 19, 2007(a) Through April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.63

Income from investment operations
Net investment income	.03
Net realized and unrealized gain on investment and foreign currency transactions	.63

Total from investment operations	.66

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$9.29

Total Return(b):	7.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$84,420
Average net assets (000)	$86,165
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	2.99	%(c)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

	Class X
	March 19, 2007(a) Through April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.63

Income from investment operations
Net investment income	.03
Net realized and unrealized gain on investment and foreign currency transactions	.63

Total from investment operations	.66

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$9.29

Total Return(b):	7.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,263
Average net assets (000)	$26,293
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	3.02	%(c)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Dryden International Equity Fund	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.62

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16

Total from investment operations	1.23

Less Dividends:
Dividends from net investment income	(.15)

Net asset value, end of period	$9.70

Total Return(a):	14.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$321,258
Average net assets (000)	$281,491
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.03	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(b)
Net investment income (loss)	1.62	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.43% 1.43% and .73%, respectively for the year ended October 31, 2005.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006	2005		2004	2003	2002

$6.90	$5.80		$4.88	$3.76	$4.39

.12	.05		.03	(.01)	(.02)
1.65	1.12		.89	1.13	(.61)

1.77	1.17		.92	1.12	(.63)

(.05)	(.07)		—	—	—

$8.62	$6.90		$5.80	$4.88	$3.76

25.86%	20.40%		18.85%	29.79%	(14.35)%

$243,572	$179,798		$12,881	$3,699	$6,049
$214,969	$53,026		$7,103	$3,533	$7,665

1.15%	1.32	%(c)	1.77%	1.88%	1.63%
1.15%	1.32	%(c)	1.77%	1.88%	1.63%
1.48%	.88	%(c)	.81%	(.31)%	(.22)%

See Notes to Financial Statements.

Dryden International Equity Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Acting Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	F	L	M	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	N/A	N/A	N/A	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969826	743969818	743969883

MF190E2    IFS-A134882    Ed. 06/2007

SEMIANNUAL REPORT

APRIL 30, 2007

STRATEGIC PARTNERS

INTERNATIONAL VALUE FUND

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Prudential World Fund, Inc.

Strategic Partners International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners International Value Fund is long-term growth of capital through investment in equity securities of foreign issuers. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.75%; Class B, 2.45%; Class C, 2.45%; Class Z, 1.45%. Net Operating Expenses apply to: Class A, 1.70%; Class B, 2.45%; Class C, 2.45%; Class Z, 1.45%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Ten Years
Class A	15.20%	18.89%	89.53%	123.27%
Class B	14.77	17.96	82.44	106.86
Class C	14.79	17.93	82.47	107.11
Class Z	15.34	19.05	91.61	128.46
MSCI EAFE® ND Index[1]	15.46	19.81	115.88	130.77
Lipper International Large-Cap Core Funds Avg.[2]	13.91	16.25	90.28	115.05

Average Annual Total Returns[3] as of 3/31/07
		One Year	Five Years	Ten Years
Class A		12.92%	11.68%	7.29%
Class B		13.59	11.96	7.08
Class C		17.57	12.10	7.09
Class Z		19.69	13.21	8.15
MSCI EAFE® ND Index[1]		20.20	15.68	8.31
Lipper International Large-Cap Core Funds Avg.[2]		17.32	12.89	7.37

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales

2	Visit our website at www.jennisondryden.com

charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

2The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the MSCI EAFE ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
Lloyds TSB Group PLC, Financial—Bank & Trust	2.0%
BASF AG, Chemicals	1.9
Toyota Motor Corp., Automobile Manufacturers	1.8
Teva Pharmaceuticals Industries Ltd., Pharmaceuticals	1.6
UBS AG, Financial Services	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/07
Financial—Bank & Trust	13.5%
Telecommunications	12.2
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	7.8
Chemicals	4.8

Industry weightings reflect only long-term investments and are subject to change.

Strategic Partners International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

4	Visit our website at www.jennisondryden.com

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners International Value Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30,2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,152.00	1.70%	$9.07
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class B	Actual	$1,000.00	$1,147.70	2.45%	$13.05
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class C	Actual	$1,000.00	$1,147.90	2.45%	$13.05
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class Z	Actual	$1,000.00	$1,153.40	1.45%	$7.74
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Strategic Partners International Value Fund	5

Portfolio of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS

Australia 2.6%
155,688	Bluescope Steel Ltd.	$1,545,820
59,100	Commonwealth Bank of Australia	2,577,121
97,400	CSR Ltd.	295,426
400,200	Qantas Airways Ltd.	1,758,061
59,235	Santos Ltd.	548,580
344,703	Telestra Corp. Ltd.	1,331,652
66,800	Zinifex Ltd.	912,350

		8,969,010

Austria 0.7%
12,300	Boehler-Uddeholm AG	1,199,667
14,700	Voestalpine AG	987,439

		2,187,106

Belgium 0.7%
9,428	Dexia	307,509
45,800	Fortis	2,058,193

		2,365,702

Brazil 0.8%
56,277	Empresa Brasileira de Aeronautica SA, ADR	2,639,954

Canada 3.3%
64,500	Canadian Natural Resources Ltd.	3,843,617
19,300	Potash Corp. of Saskatchewan, Inc.	3,464,736
96,944	Rogers Communications, Inc. (Class B Stock)	3,716,521

		11,024,874

China 4.2%
1,439,700	China Coal Energy Co.*	1,430,056
1,618,410	China Merchants Bank Co. Ltd. (Class H Stock)*	3,938,560
260,223	China Merchants Holdings International Co. Ltd.	1,150,077
440,304	China Mobile Ltd.	3,965,836
3,628,812	China Petroleum and Chemical Corp. (Class H Stock)	3,164,221
841,200	Country Garden Holdings Co. Ltd.*	758,138

		14,406,888

See Notes to Financial Statements.

Strategic Partners International Value Fund	7

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Denmark 1.3%
24,445	Danske Bank A/S	$1,141,537
33,941	Novo Nordisk A/S	3,322,569

		4,464,106

Finland 3.5%
109,000	Fortum Oyj	3,374,764
205,200	Nokia Oyj	5,176,374
37,300	Rautaruukki Oyj	2,011,278
62,800	Stora Enso Oyj	1,145,983

		11,708,399

France 9.9%
12,425	Air Liquide	3,080,303
510	Arkema*	30,466
27,223	BNP Paribas	3,158,153
5,103	Ciments Francais	1,156,920
6,996	CNP Assurances	891,838
21,500	Compagnie Generale des Establissements Michelin (Class B Stock)	2,739,295
23,100	Credit Agricole SA	972,724
117,000	France Telecom SA	3,421,335
62,600	JC Decaux SA	1,944,217
33,833	LVMH Moet Hennessy Louis Vuitton	3,943,606
20,000	Natixis SA	545,593
17,718	PSA Peugeot Citroen SA	1,437,578
8,005	Renault SA	1,039,168
36,000	Sanofi-Aventis	3,295,326
6,400	Schneider Electric SA	902,663
7,366	Societe Generale	1,561,030
14,300	Thales SA	868,894
20,400	Total SA	1,503,849
23,600	Vivendi	973,483

		33,466,441

Germany 6.7%
12,300	Altana AG	914,538
54,577	BASF AG	6,511,643
8,700	Bayer AG	598,489
13,800	DaimlerChrysler AG	1,117,118
19,500	Deutsche Bank AG	2,991,121
40,200	Deutsche Telekom AG	732,022
29,100	E.ON AG	4,352,793

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

8,500	MAN AG	$1,128,540
47,719	ThyssenKrup AG	2,549,265
20,619	TUI AG	566,118
8,500	Volkswagen AG	1,284,193

		22,745,840

Greece 0.8%
75,836	OPAP SA	2,869,521

Guernsey 0.9%
80,294	Amdocs Ltd.*	2,950,804

Hong Kong 1.7%
989,458	Chaoda Modern Agriculture Holdings Ltd.	817,307
331,100	Citic Pacific Ltd.	1,241,284
222,548	Hong Kong Exchanges and Clearing Ltd.	2,120,132
192,347	Orient Overseas International Ltd.	1,626,491

		5,805,214

Ireland 1.2%
101,000	Allied Irish Banks PLC	3,049,718
32,900	Irish Life & Permanent PLC	874,588

		3,924,306

Israel 1.6%
145,000	Teva Pharmaceutical Industries Ltd., ADR	5,554,950

Italy 2.1%
38,600	Banco Popolare di Verona, Scrl.	1,288,712
47,100	Benetton Group SpA	816,934
106,101	Eni SpA	3,518,705
175,998	Intesa Sanpaolo SpA*	1,474,691

		7,099,042

Japan 14.1%
33,973	Alpine Electronics, Inc.	560,091
54,025	Alps Electric Co., Inc.	558,191
38,953	Asahi Breweries Ltd.	634,691
97,300	Asahi Kasei Corp.	688,040
175,214	Cosmo Oil Co. Ltd.	729,345
50,000	Daiwa Securities Group, Inc.	556,899
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	763,007
34,100	Fanuc Ltd.	3,339,326

See Notes to Financial Statements.

Strategic Partners International Value Fund	9

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

139,000	Fuji Heavy Industries Ltd.	$687,546
134,756	Hitachi Ltd.	1,023,445
42,347	Hokkaido Electric Power Co., Inc.	1,073,820
4,053	Hokuetsu Paper Mills Ltd.	19,756
68,726	Honda Motor Co. Ltd.	2,360,476
42,555	Hosiden Corp.	572,479
66,677	Kaken Pharmaceutical Co. Ltd.	513,325
59,100	Kansai Electric Power Co., Inc. (The)	1,653,998
203,600	Kurabo Industries Ltd.	554,206
173,200	Marubeni Corp.	1,040,003
152,478	Mitsubishi Chemical Holdings Corp.	1,226,978
8,896	Nintendo Co. Ltd.	2,778,869
190,300	Nippon Oil Corp.	1,461,347
340	Nippon Telegraph and Telephone Corp.	1,688,109
200	Nippon Unipac Group, Inc.	676,813
29,116	Nipro Corp.	560,998
186,500	Nissan Motor Co. Ltd.	1,875,895
69,700	Nomura Holdings, Inc.	1,332,051
67,647	NSK Ltd.	654,650
1,000	NTT Docomo, Inc.	1,702,054
105,200	Oji Paper Co. Ltd.	537,492
30,644	Okasan Holdings, Inc.	203,650
8,600	Ono Pharmaceutical Co. Ltd.	476,770
7	Osaka Gas Co. Ltd.	26
2,500	Promise Co. Ltd.	75,200
99,079	Rengo Co. Ltd.	530,696
34,500	Ricoh Co. Ltd.	757,214
126,100	Shiseido Co. Ltd.	2,705,112
78,000	SMK Corp.	473,941
251	Sumitomo Osaka Cement Co. Ltd.	732
14,319	Takefuji Corp.	481,249
69,259	Tanabe Seiyaku Co. Ltd.	896,136
50,000	Toppan Printing Co. Ltd.	507,180
98,166	Toyota Motor Corp.	5,962,503
20,548	Yamada Denki Co. Ltd.	1,898,620
132,000	Yokohama Rubber Co. Ltd. (The)	816,963

		47,609,892

Liechtenstein 0.3%
4,341	Verwaltungs und Privat Bank AG	1,125,604

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Mexico 2.7%
69,713	America Movil SA de CV Series L, ADR	$3,662,024
496,500	Grupo Mexico SAB de CV	2,674,741
714,698	Wal-Mart de Mexico SA de CV Series V	2,804,785

		9,141,550

Netherlands 3.8%
29,152	ABN AMRO Holding NV	1,414,422
39,600	Aegon NV	817,312
57,300	ING Groep NV, ADR	2,609,946
103,500	Koninklijke (Royal) KPN NV	1,757,251
45,200	Royal Dutch Shell (Class A Stock)	1,569,723
61,430	Schlumberger Ltd.	4,535,377

		12,704,031

Norway 0.5%
51,000	Norsk Hydro ASA	1,757,883

Portugal 0.2%
132,600	Energias de Portugal SA	725,619

Russia 0.6%
485	Sberbank*	1,923,025

Singapore 0.8%
419,960	Mobileone Ltd.	618,033
307,141	Neptune Orient Lines Ltd.	721,900
114,000	Singapore Airlines Ltd.	1,357,275

		2,697,208

South Korea 1.0%
58,662	Shinhan Financial Group Co. Ltd.	3,302,436

Spain 1.4%
140,800	Banco Santander Central Hispano SA	2,534,358
56,547	Repsol YPF SA	1,862,974
21,400	Telefonica SA	480,674

		4,878,006

Sweden 1.4%
44,700	Electrolux AB (Class B Stock)	1,162,027
36,700	Husqvarna AB (Class B Stock)	671,128
167,086	Nordea Bank AB	2,889,208

		4,722,363

See Notes to Financial Statements.

Strategic Partners International Value Fund	11

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Switzerland 9.3%
9,400	Baloise Holding	$1,024,293
2,017	Ciba Specialty Chemicals AG	133,262
37,300	Credit Suisse Group*	2,927,408
1,709	Georg Fischer AG*	1,315,816
2,379	Givaudan SA	2,228,211
9,700	Nestle SA	3,839,924
60,943	Novartis AG	3,540,527
2,263	Rieter Holdings AG*	1,250,929
25,325	Roche Holding AG	4,768,878
13,400	Swiss Re	1,259,600
5,000	Swisscom AG	1,765,680
5,400	Syngenta AG*	1,072,715
79,840	UBS AG	5,188,715
4,600	Zurich Financial Services AG	1,334,784

		31,650,742

United Kingdom 20.1%
58,000	Alliance & Leicester PLC	1,319,435
42,900	AstraZeneca PLC	2,333,165
63,200	Aviva PLC	991,534
193,571	Barclays PLC	2,794,529
148,239	Boots Group PLC	3,307,507
296,400	BP PLC	3,325,197
166,655	Bradford & Bingley PLC	1,470,235
120,000	Brit Insurance Holdings PLC	842,726
482,864	BT Group PLC	3,037,384
133,872	Cadbury Schweppes PLC	1,769,894
52,600	Carnival PLC	2,649,067
62,100	Dairy Crest Group PLC	830,003
276,764	DSG International PLC	885,966
145,600	GKN PLC	1,113,132
37,300	GlaxoSmithKline PLC	1,075,853
6,500	Hanson PLC	110,636
119,800	HBOS PLC	2,570,862
564,963	Kingfisher	3,059,146
272,238	Legal & General Group PLC	834,879
592,189	Lloyds TSB Group PLC	6,838,201
70,501	Next PLC	3,288,423
200,998	Northern Foods PLC	512,933
283,100	Old Mutual PLC	1,004,719
63,800	Reckitt Benckiser PLC	3,490,271
35,800	Rio Tinto PLC	2,175,384

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

354,400	Royal & Sun Alliance Insurance Group PLC	$1,168,658
59,800	Royal Bank of Scotland Group PLC	2,289,668
78,400	Royal Dutch Shell PLC (Class B Stock)	2,760,876
142,918	SABMiller PLC	3,378,321
47,000	Tate & Lyle PLC	582,800
128,588	TT Electronics PLC	602,400
95,525	Vodafone Group PLC, ADR	2,744,433
983,000	Vodafone Group PLC	2,796,593

		67,954,830

	Total long-term investments (cost $243,896,150)	332,375,346

SHORT-TERM INVESTMENT 1.4%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
4,823,832	(cost $4,823,832)(a)	4,823,832

	Total Investments(b) 99.6% (cost $248,719,982; Note 5)	337,199,178
	Other assets in excess of liabilities(c) 0.4%	1,523,419

	Net Assets 100%	$338,722,597

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of April 30, 2007, 165 securities representing $276,719,462 and 82.06% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Other assets in excess of liabilities includes net unrealized depreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2007:

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso Expiring 06/06/07	72,500	$6,533,445	$6,605,747	$(72,302)

See Notes to Financial Statements.

Strategic Partners International Value Fund	13

Portfolio of Investments

as of April 30, 2007 (Unaudited) Cont’d.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2007 were as follows:

Financial—Bank & Trust	13.5%
Telecommunications	12.2
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	7.8
Chemicals	4.8
Automobile Manufacturers	4.6
Diversified Financials	4.6
Utilities	3.8
Retail & Merchandising	3.7
Metals & Mining	3.5
Banks	3.5
Food & Beverage	2.9
Insurance	2.9
Real Estate	1.9
Electronic Components & Equipment	1.8
Entertainment & Leisure	1.8
Automotive Parts	1.7
Affiliated Money Market Mutual Fund	1.4
Building Materials	1.3
Household Products/Wares	1.2
Diversified Operations	1.2
Aerospace	1.0
Semiconductors	1.0
Airlines	0.9
Gaming	0.8
Cosmetics & Toiletries	0.8
Conglomerates	0.8
Paper & Forest Products	0.8
Machinery & Equipment	0.7
Advertising	0.6
Diversified Telecommunication Services	0.5
Clothing & Apparel	0.5
Manufacturing	0.3
Business Services	0.3
Steel Producers/Products	0.3
Multimedia	0.3
Office Equipment	0.2
Transportation	0.2
Paper & Related Products	0.2
Medical Supplies & Equipment	0.2
Printing	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2007	SEMIANNUAL REPORT

Dryden International Value Fund

Statement of Assets and Liabilities

as of April 30, 2007 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $243,896,150)	$332,375,346
Affiliated investments (cost $4,823,832)	4,823,832
Foreign currency, at value (cost $1,912,136)	1,917,032
Cash	232,663
Dividends receivable	1,555,617
Foreign tax reclaim receivable	378,068
Receivable for Series shares sold	151,816
Receivable for investments sold	38,499

Total assets	341,472,873

Liabilities
Payable for Series shares reacquired	1,030,625
Payable for investments purchased	569,998
Accrued expenses	519,475
Management fee payable	387,524
Payable to transfer agent	118,590
Unrealized depreciation on forward currency contracts	72,302
Distribution fee payable	47,278
Deferred directors’ fee payable	2,516
Withholding tax payable	1,968

Total liabilities	2,750,276

Net Assets	$338,722,597

Net assets were comprised of:
Common stock, at par	$113,899
Paid-in capital in excess of par	235,220,422

235,334,321
Undistributed net investment income	970,862
Accumulated net realized gain on investments and foreign currency transactions	13,960,339
Net unrealized appreciation on investments and foreign currency transactions	88,457,075

Net assets, April 30, 2007	$338,722,597

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share
($86,780,764 ÷ 2,916,024 shares of common stock issued and outstanding)	$29.76
Maximum sales charge (5.50% of offering price)	1.73

Offering price per share	$31.49

Class B:
Net asset value, offering and redemption price per share
($16,266,279 ÷ 567,274 shares of common stock issued and outstanding)	$28.67

Class C:
Net asset value, offering and redemption price per share
($16,440,298 ÷ 572,708 shares of common stock issued and outstanding)	$28.71

Class Z:
Net asset value, offering and redemption price per share
($219,235,256 ÷ 7,333,920 shares of common stock issued and outstanding)	$29.89

See Notes to Financial Statements.

Strategic Partners International Value Fund	17

Statement of Operations

Six Months Ended April 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of witholding taxes of $304,849)	$3,984,149
Affiliated dividend income	122,703
Interest	17,120
Affiliated income from securities lending	150

Total income	4,124,122

Expenses
Management fees	1,527,810
Distribution fees—Class A	98,582
Distribution fees—Class B	86,498
Distribution fees—Class C	78,422
Reorganization expenses (Note 9)	249,000
Transfer agent’s fees and expenses (including affiliated expenses of $101,100)	220,000
Custodian’s fees and expenses	104,000
Report to shareholders	37,000
Registration fees	20,000
Legal fees	16,000
Audit fees	11,000
Insurance fees	11,000
Directors’ fees	8,000
Interest expense (Note 7)	651
Miscellaneous	10,662

Total expenses	2,478,625

Net investment income	1,645,497

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	18,194,962
Foreign currency transactions	(1,076,634)

17,118,328

Net change in unrealized appreciation (depreciation) on:
Investments	24,898,567
Foreign currencies	416,260

25,314,827

Net gain on investments and foreign currencies	42,433,155

Net Increase In Net Assets Resulting From Operations	$44,078,652

See Notes to Financial Statements.

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Dryden International Value Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,645,497	$3,457,990
Net realized gain on investments and foreign currencies	17,118,328	31,970,612
Net change in unrealized appreciation on investments and foreign currencies	25,314,827	32,016,938

Net increase in net assets resulting from operations	44,078,652	67,445,540

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(84,431)	(1,338,851)
Class B	—	(279,268)
Class C	—	(186,171)
Class Z	(666,603)	(3,990,294)

	(751,034)	(5,794,584)

Distributions from net realized gains
Class A	(3,618,122)	(866,912)
Class B	(825,876)	(289,255)
Class C	(746,207)	(192,828)
Class Z	(8,646,063)	(2,323,971)

	(13,836,268)	(3,672,966)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	53,364,196	92,737,158
Net asset value of shares issued in reinvestment of dividends and distributions	14,156,159	9,238,126
Cost of shares reacquired	(43,688,888)	(124,275,889)

Net increase (decrease) in net assets from Series share transactions	23,831,467	(22,300,605)

Net increase	53,322,817	35,677,385

Net Assets
Beginning of period	285,399,780	249,722,395

End of period(a)	$338,722,597	$285,399,780

(a) Includes undistributed net investment income of:	$970,862	$76,399

See Notes to Financial Statements.

Strategic Partners International Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of two series: Strategic Partners International Value Fund (the “Series”) and the Dryden International Equity Fund. These financial statements relate to Strategic Partners International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board

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of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions,

Strategic Partners International Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95 of 1% of the next $700 million of average daily net assets and .90 of 1% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2007 was 1.00%.

Strategic Partners International Value Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Effective August 1, 2005, PI has voluntarily agreed to reimburse the Series through February 28, 2008 in order to limit operating expenses (excluding interest, tax, brokerage commissions and extraordinary expenses) to 1.61%, 2.36%, 2.36% and 1.36% of the average daily net assets of the Class A, B, C and Z shares, respectively.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the period ended April 30, 2007, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $36,900 in front-end sales charges resulting from sales of Class A shares, during the period ended April 30, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the period ended April 30, 2007, it received approximately $8,000 and $2,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the period ended April 30, 2007, the Series incurred approximately $31,600 in total networking fees. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”) is the Series’ security lending agent. For the six months ended April 30, 2007, PIM has been compensated $64 for these services.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended April 30, 2007 were $81,544,975 and $71,259,170, respectively.

Note 5. Distributions and Tax Information

For the fiscal year ended October 31, 2006, the tax character of total dividends paid by the Series was $9,467,550 from ordinary income.

As of October 31, 2006, the Series’ accumulated undistributed earnings on a tax basis was $14,209,179 of long-term capital gains.

The Series had a capital loss carryforward as of October 31, 2006 of approximately $3,119,000, of which $2,785,000 expires in 2010 and $334,000 expires in 2011.

The federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2007 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$249,122,369	$90,502,096	($2,425,287)	$88,076,809

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Strategic Partners International Value Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2007:
Shares sold	251,994	$7,065,833
Shares issued in reinvestment of dividends and distributions	126,413	3,403,026
Shares reacquired	(307,224)	(8,581,627)

Net increase (decrease) in shares outstanding before conversion	71,183	1,887,232
Shares issued upon conversion from Class B	142,378	3,962,132

Net increase (decrease) in shares outstanding	213,561	$5,849,364

Year ended October 31, 2006:
Shares sold	634,776	$15,680,256
Shares issued in reinvestment of dividends and distributions	92,600	2,039,054
Shares reacquired	(970,058)	(23,458,112)

Net increase (decrease) in shares outstanding before conversion	(242,682)	(5,738,802)
Shares issued upon conversion from Class B	141,546	3,378,301

Net increase (decrease) in shares outstanding	(101,136)	$(2,360,501)

26	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended April 30, 2007:
Shares sold	68,169	$1,830,013
Shares issued in reinvestment of dividends and distributions	29,510	767,845
Shares reacquired	(112,328)	(3,017,488)

Net increase (decrease) in shares outstanding before conversion	(14,649)	(419,630)
Shares reacquired upon conversion into Class A	(147,440)	(3,962,132)

Net increase (decrease) in shares outstanding	(162,089)	$(4,381,762)

Year ended October 31, 2006:
Shares sold	156,140	$3,771,471
Shares issued in reinvestment of dividends and distributions	25,034	537,475
Shares reacquired	(201,729)	(4,810,645)

Net increase (decrease) in shares outstanding before conversion	(20,555)	(501,699)
Shares reacquired upon conversion into Class A	(145,644)	(3,378,301)

Net increase (decrease) in shares outstanding	(166,199)	$(3,880,000)

Class C
Six months ended April 30, 2007:
Shares sold	44,186	$1,194,970
Shares issued in reinvestment of dividends and distributions	26,770	697,087
Shares reacquired	(105,886)	(2,855,360)

Net increase (decrease) in shares outstanding	(34,930)	$(963,303)

Year ended October 31, 2006:
Shares sold	176,616	$4,305,549
Shares issued in reinvestment of dividends and distributions	16,596	356,650
Shares reacquired	(185,223)	(4,441,582)

Net increase (decrease) in shares outstanding	7,989	$220,617

Class Z
Six months ended April 30, 2007:
Shares sold	1,545,930	$43,273,380
Shares issued in reinvestment of dividends and distributions	343,753	9,288,201
Shares reacquired	(1,048,396)	(29,234,413)

Net increase (decrease) in shares outstanding	841,287	$23,327,168

Year ended October 31, 2006:
Shares sold	2,762,586	$68,979,882
Shares issued in reinvestment of dividends and distributions	285,034	6,304,947
Shares reacquired	(3,671,082)	(91,565,550)

Net increase (decrease) in shares outstanding	(623,462)	$(16,280,721)

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides

Strategic Partners International Value Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during for the period ended April 30, 2007. The average daily balance for the 7 days the Series had debt outstanding during the year was approximately $585,700 at a weighted average interest rate of approximately 5.715%.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

28	Visit our website at www.jennisondryden.com

Note 9. Other

On July 19, 2006, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the “Plan”), which provided for the transfer of all the assets of the Class A, B, C and Z shares of the Series for like shares of Dryden International Equity Fund, a series of Prudential World Fund, Inc. and the assumption of the liabilities of the Series. The Plan was not approved by the shareholders of the Series.

The expenses resulting from the Plan, including proxy solicitation costs, was paid by PI and/or affiliates and the respective funds. The reorganization costs attributable to the Series are currently reflected in the Statement of Operations.

Strategic Partners International Value Fund	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.12

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.84

Total from investment operations	3.98

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(1.31)

Total dividends and distributions	(1.34)

Net asset value, end of period	$29.76

Total Investment Return(a):	15.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$86,781
Average net assets (000)	$79,520
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.70	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(e)
Net investment income	.99	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	23	%(f)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Effective August 1, 2005 through February 28, 2008, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, tax, brokerage commissions and extraordinary expenses) to 1.61% of the average daily net assets of the Class A shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.62%, 1.37% and 1.15%, respectively, for the year ended October 31, 2005.
(e)	Annualized
(f)	Not Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2006(b)	2005(b)		2004(b)	2003(b)	2002(b)

$21.88	$18.29		$16.07	$14.08	$17.29

.45	.24		.16	.14	.07
5.61	3.53		2.20	1.89	(2.53)

6.06	3.77		2.36	2.03	(2.46)

(.50)	(.18)		(.14)	(.04)	—
(.32)	—		—	—	(.75)

(.82)	(.18)		(.14)	(.04)	(.75)

$27.12	$21.88		$18.29	$16.07	$14.08

28.59%	20.71%		14.77%	14.44%	(15.07)%

$73,289	$61,347		$55,530	$41,889	$41,011
$67,590	$59,739		$49,953	$40,463	$49,279

1.65%	1.62	%(d)	1.61%	1.72%	1.64%
1.40%	1.37	%(d)	1.36%	1.47%	1.39%
1.83%	1.15	%(d)	.90%	.97%	.42%

48%	121%		24%	23%	35%

See Notes to Financial Statements.

Strategic Partners International Value Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$26.24

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.73

Total from investment operations	3.74

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.31)

Total dividends and distributions	(1.31)

Net asset value, end of period	$28.67

Total Investment Return(a):	14.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,266
Average net assets (000)	$17,443
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(d)
Net investment income (loss)	.07	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2008, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, tax, brokerage commissions and extraordinary expenses) to 2.36% of the average daily net assets of the Class B shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.38%, respectively, for the year ended October 31, 2005.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(b)	2005(b)		2004(b)	2003(b)	2002(b)

$21.19	$17.73		$15.58	$13.71	$16.99

.19	.08		.03	.03	(.05)
5.49	3.42		2.15	1.84	(2.48)

5.68	3.50		2.18	1.87	(2.53)

(.31)	(.04)		(.03)	—	—
(.32)	—		—	—	(.75)

(.63)	(.04)		(.03)	—	(.75)

$26.24	$21.19		$17.73	$15.58	$13.71

27.51%	19.77%		13.98%	13.64%	(15.77)%

$19,141	$18,978		$25,917	$33,651	$37,636
$19,346	$23,092		$33,863	$33,581	$49,420

2.40%	2.37	%(c)	2.36%	2.47%	2.39%
1.40%	1.37	%(c)	1.36%	1.47%	1.39%
.78%	.38	%(c)	.15%	.20%	(.33)%

See Notes to Financial Statements.

Strategic Partners International Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$26.27

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.73

Total from investment operations	3.75

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.31)

Total dividends and distributions	(1.31)

Net asset value, end of period	$28.71

Total Investment Return(a):	14.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,440
Average net assets (000)	$15,814
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(d)
Net investment income (loss)	.18	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2008, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, tax, brokerage commissions and extraordinary expenses) to 2.36% of the average daily net assets of the Class C shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.40%, respectively, for the year ended October 31, 2005.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(b)	2005(b)		2004(b)	2003(b)	2002(b)

$21.21	$17.74		$15.60	$13.73	$17.00

.23	.08		.06	.03	(.05)
5.46	3.43		2.11	1.84	(2.47)

5.69	3.51		2.17	1.87	(2.52)

(.31)	(.04)		(.03)	—	—
(.32)	—		—	—	(.75)

(.63)	(.04)		(.03)	—	(.75)

$26.27	$21.21		$17.74	$15.60	$13.73

27.53%	19.81%		13.90%	13.62%	(15.70)%

$15,962	$12,720		$13,040	$7,438	$7,850
$14,909	$13,293		$11,763	$6,988	$9,978

2.40%	2.37	%(c)	2.36%	2.47%	2.39%
1.40%	1.37	%(c)	1.36%	1.47%	1.39%
.98%	.40	%(c)	.33%	.18%	(.34)%

See Notes to Financial Statements.

Strategic Partners International Value Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$27.26

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.86

Total from investment operations	4.04

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(1.31)

Total dividends and distributions	(1.41)

Net asset value, end of period	$29.89

Total Investment Return(a):	15.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$219,235
Average net assets (000)	$195,866
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(d)
Net investment income	1.27	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2006, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, tax, brokerage commissions and extraordinary expenses) to 1.36% of the average daily net assets of the Class Z shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.37%, 1.37% and 1.43%, respectively, for the year ended October 31, 2005.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(b)	2005(b)		2004(b)	2003(b)	2002(b)

$22.02	$18.41		$16.17	$14.17	$17.39

.28	.29		.20	.18	.11
5.84	3.54		2.22	1.90	(2.55)

6.12	3.83		2.42	2.08	(2.44)

(.56)	(.22)		(.18)	(.08)	(.03)
(.32)	—		—	—	(.75)

(.88)	(.22)		(.18)	(.08)	(.78)

$27.26	$22.02		$18.41	$16.17	$14.17

28.78%	20.97%		15.09%	14.76%	(14.91)%

$177,008	$156,678		$295,418	$310,521	$269,625
$170,067	$264,624		$334,003	$276,808	$308,825

1.40%	1.37	%(c)	1.36%	1.47%	1.39%
1.40%	1.37	%(c)	1.36%	1.47%	1.39%
1.13%	1.43	%(c)	1.10%	1.22%	.68%

See Notes to Financial Statements.

Strategic Partners International Value Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the

Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MFSP115E2    IFS-A134880    Ed. 06/2007

Item	2	–	Code of Ethics – Not required, as this is not an annual filing.

Item	3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item	4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item	5	–	Audit Committee of Listed Registrants – Not applicable.

Item	6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item	7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item	8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item	9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item	10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item	11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item	12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.